Note 19. Income Taxes (Detail) - Components of the Deferred Tax Assets and Liabilities: (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011
Tax benefit of losses carried forward	$ 128,124	$ 99,498
Tax basis in excess of book value	2,883	9,756
Investment tax credits	68,088	65,283
Provisions and reserves	385	(2,195)
Other comprehensive loss	20,025	8,609
Deferred tax assets before valuation allowance	219,505	180,951
Unrecognized tax benefits	(12,872)
Valuation allowance	(149,637)	(100,053)
Net deferred tax assets	$ 56,996	$ 80,898